OTHER PAYABLE AND ACCRUED LIABILITIES - Schedule of Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Merchants deposits	[1]	¥ 42,452		¥ 56,335
Supplier deposits	[2]	32,997		51,181
Salaries and welfare payable		28,735		36,054
Taxes payable		15,531		26,396
Accrued marketing and other operational expenses		12,682		14,844
Accrued professional fees		10,165		8,030
IT related service fees		2,839		4,621
Others		126		5,325
Total other payable and accrued liabilities		¥ 145,527	$ 21,099	¥ 202,786

[1]	The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.
[2]	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.